Leases - Summary of Components of Lease cost (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 36,700
Short term lease costs	5,900
Cost of Sales [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost	30,400
Selling and Marketing Expense [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost	2,600
General and Administrative Expense [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 3,700